Condensed consolidated Income Statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest and similar income	£ 2,444	£ 3,173
Interest and similar expense	(921)	(1,502)
Net interest income	1,523	1,671
Fee and commission income	4,070	3,818
Fee and commission expense	(870)	(939)
Net fee and commission income	3,200	2,879
Net trading income	3,467	4,225
Net investment expense	(36)	(146)
Other income	35	8
Total income	8,189	8,637
Credit impairment releases/(charges)	288	(2,674)
Net operating income	8,477	5,963
Staff costs	(2,385)	(2,191)
Infrastructure, administration and general expenses	(2,674)	(2,357)
Litigation and conduct	(87)	(19)
Operating expenses	(5,146)	(4,567)
Share of post-tax results of associates and joint ventures	3	1
Profit on disposal of subsidiaries, associates and joint ventures	0	126
Profit before tax	3,334	1,523	[1]
Tax charge	(611)	(230)
Profit after tax	2,723	1,293
Attributable to:
Equity holders of the parent	2,420	960
Other equity instrument holders	303	333
Profit after tax	£ 2,723	£ 1,293

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays Bank PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.